EMPLOYEE BENEFIT PLANS - Schedule of Amounts in AOCI, Not Yet Recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016
Defined Benefit Plan Disclosure [Line Items]
Unrecognized net actuarial loss (gain)	$ 11,843	$ 16,756
Unrecognized prior service credit	252	(33)
Total	12,095	16,723
Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Unrecognized net actuarial loss (gain)	11,468	15,985
Unrecognized prior service credit	252	(33)
Total	11,720	15,952
OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
Unrecognized net actuarial loss (gain)	375	771
Unrecognized prior service credit	0	0
Total	$ 375	$ 771